Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in goodwill balance
CHANGES IN GOODWILL BALANCES

	2014				2013
			Dispositions,				Dispositions,
			currency				currency
	Balance at		exchange	Balance at	Balance at		exchange	Balance at
(In millions)	January 1	Acquisitions	and other	December 31	January 1	Acquisitions	and other	December 31

CLL	$13,522	$-	$(464)	$13,058	$13,454	$3	$65	$13,522
Consumer	10,277	-	(500)	9,777	10,882	14	(619)	10,277
Energy Financial Services	1,507	-	-	1,507	1,562	-	(55)	1,507
GECAS	147	-	-	147	147	-	-	147
Total	$25,453	$-	$(964)	$24,489	$26,045	$17	$(609)	$25,453

Intangible assets subject to amortization
INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

	2014			2013
	Gross			Gross
	carrying	Accumulated		carrying	Accumulated
December 31 (In millions)	amount	amortization	Net	amount	amortization	Net

Customer-related	$1,345	$(844)	$501	$1,172	$(801)	$371
Capitalized software	2,108	(1,609)	499	2,159	(1,679)	480
Lease valuations	140	(124)	16	165	(124)	41
Trademarks	30	(20)	10	49	(36)	13
Patents and technology	87	(83)	4	100	(96)	4
Present value of future profits(a)	614	(614)	-	574	(574)	-
All other	391	(354)	37	329	(276)	53
Total	$4,715	$(3,648)	$1,067	$4,548	$(3,586)	$962

(a) Balances at December 31, 2014 and 2013 reflect adjustments of $293 million and $322 million, respectively, to the present value of future profits in our run-off insurance operation to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
COMPONENTS OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED DURING 2014
		Weighted-average
	Gross	amortizable period
(In millions)	carrying value	(in years)

Customer-related	$263	7.6
Capitalized software	86	4.9

Schedule of estimated consolidated amortization of intangible assets
ESTIMATED 5 YEAR CONSOLIDATED AMORTIZATION

(In millions)	2015	2016	2017	2018	2019

Estimated annual pre-tax amortization	$331	$274	$206	$133	$118